SHARE-BASED PAYMENTS - Share option plan changes (Details)	12 Months Ended
	Dec. 31, 2022 Options Y $ / shares	Dec. 31, 2021 Options Y $ / shares
SHARE-BASED PAYMENTS
Stock options life | Y	5	5
On grant date
SHARE-BASED PAYMENTS
Vesting of stock options ( as a percentage)		33.33%
After grant date year one
SHARE-BASED PAYMENTS
Vesting of stock options ( as a percentage)	33.33%	33.33%
After grant date year two
SHARE-BASED PAYMENTS
Vesting of stock options ( as a percentage)	33.33%	33.33%
After grant date year three
SHARE-BASED PAYMENTS
Vesting of stock options ( as a percentage)	33.33%
Stock options
SHARE-BASED PAYMENTS
Balance | Options	9,900,874	9,959,927
Replacement Options issued | Options	1,758,334
Granted | Options	1,278,264	678,347
Exercised | Options	(3,674,769)	(687,400)
Expired, forfeited or cancelled | Options	83,814	50,000
Balance | Options	9,178,889	9,900,874
Vested (in shares) | Options	7,701,986	8,704,157
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 1.86	$ 1.60
Replacement Options issued | $ / shares	8.43
Granted | $ / shares	5.56	4.74
Exercised | $ / shares	1.34	0.87
Expired, forfeited or cancelled | $ / shares	16.81	1.39
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	3.71	1.86
Vested, end of year | $ / shares	$ 3.38	$ 1.63
Stock options life | Y	3